Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	32,098,662	51,478,092	7,268,146
Allowance for credit losses related to accounts receivable	(1,185,328)	(10,196,104)	(1,439,579)
Total accounts receivable, net	30,913,334	41,281,988	5,828,567

Schedule of Allowance of Doubtful Accounts	The movement of allowance of doubtful accounts is as follows:
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Beginning balance	682,905	1,185,328	167,355
Addition	700,505	9,745,364	1,375,938
Write off	(198,082)	(406,566)	(57,402)
Reverse	-	(328,022)	(46,312)
Ending balance	1,185,328	10,196,104	1,439,579